OTHER FINANCIAL LIABILITIES (Details) - Schedule of movement of lease liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Aircraft [member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of movement of lease liabilities [Line Items]
Opening balance	$ 2,883,661	$ 3,026,573	$ 3,042,231
Changes	(748,689)	(142,912)	(15,658)
Closing balance	2,134,972	2,883,661	3,026,573
New contracts	354,924	518,478
Lease termination	(19,606)	(724,193)	(7,435)
Renegotiations	(76,233)	101,486	(35,049)
Exit effect of chapter 11	(995,888)
Payments	(154,823)	(95,831)	(131,427)
Accrued interest	142,939	88,245	158,253
Exchange differences
Subsidiaries conversion difference	(2)
other variations
Cumulative translation adjustment
Other increases (decreases)		(31,097)
Others [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of movement of lease liabilities [Line Items]
Opening balance	76,977	94,433	129,926
Changes	4,505	(17,456)	(35,493)
Closing balance	81,482	76,977	94,433
New contracts	13,019	875	543
Lease termination		(5,300)	(285)
Renegotiations	(4,198)	5,717	4,919
Exit effect of chapter 11
Payments	(26,172)	(24,192)	(36,689)
Accrued interest	9,194	8,334	9,348
Exchange differences	2,279	3,356	(7,967)
Subsidiaries conversion difference	7,463
other variations	2,920
Cumulative translation adjustment		(2,332)	(38)
Other increases (decreases)		(3,914)	(5,324)
Lease Liability total [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of movement of lease liabilities [Line Items]
Opening balance	2,960,638	3,121,006	3,172,157
Changes	(744,184)	(160,368)	(51,151)
Closing balance	2,216,454	2,960,638	3,121,006
New contracts	367,943	519,353	543
Lease termination	(19,606)	(729,493)	(7,720)
Renegotiations	(80,431)	107,203	(30,130)
Exit effect of chapter 11	(995,888)
Payments	(180,995)	(120,023)	(168,116)
Accrued interest	152,133	96,579	167,601
Exchange differences	2,279	3,356	(7,967)
Subsidiaries conversion difference	7,461
other variations	$ 2,920
Cumulative translation adjustment		(2,332)	(38)
Other increases (decreases)		$ (35,011)	$ (5,324)